Preferred and Common Shares and Additional Paid in Capital - Equity (Details) $ / shares in Units, $ in Thousands		4 Months Ended	5 Months Ended	6 Months Ended
	Jan. 14, 2015 USD ($) $ / shares shares	Apr. 30, 2016 shares	May 18, 2015 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Jun. 20, 2016 shares	Jun. 30, 2015 USD ($) shares
Class of Stock [Line Items]
Common shares offered in public offering	9,800,084		11,250,000
Public offering, price per share | $ / shares	$ 25		$ 16
Proceeds from issuance of common stock | $	$ 242,211		$ 175,586	$ 0		$ 418,771
Excel Vessels
Class of Stock [Line Items]
Shares to acquire vessels						851,577
Vessels Delivered						6
Equity Incentive Plan 2015
Class of Stock [Line Items]
Stock issued during period, share based compensation		134,545
Reverse stock split
Class of Stock [Line Items]
Description of the reverse stock split				Effective June 20, 2016, the Company effected a 5-for-1 reverse stock split on its issued and outstanding common stock (Note 9).
Reverse stock split, Conversion ratio					5
Shares converted					219,788,952
Shares issued					43,955,659